LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ (13,535,000)	$ (43,306,000)	$ (62,418,000)	$ (58,977,000)
Less Deemed Dividend - Down Round Feature of Warrants		(1,481,000)		(6,364,000)
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	(13,535,000)	(44,787,000)	(62,418,000)	(65,341,000)
Net Loss from Discontinued Operations	(5,492,000)	(6,390,000)	(11,939,000)	(12,639,000)
Total Net Loss	$ (19,027,000)	$ (51,177,000)	$ (74,357,000)	$ (77,980,000)
Weighted-Average Shares Outstanding - Basic and Diluted	1,198,515,279	482,903,106	1,070,605,666	452,806,117
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.01)	$ (0.09)	$ (0.06)	$ (0.14)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ 0.00	$ (0.01)	$ (0.01)	$ (0.03)
Medmen Enterprises Inc. [Member]
Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.					$ (111,993,197)	$ (177,313,705)
Less Deemed Dividend - Down Round Feature of Warrants					(6,364,183)
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.					(118,357,380)	(177,313,705)
Net Loss from Discontinued Operations					(12,152,328)	(69,950,677)
Total Net Loss					$ (130,509,708)	$ (247,264,382)
Weighted-Average Shares Outstanding - Basic and Diluted					530,980,011	270,418,842
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.					$ (0.02)	$ (0.26)
Loss Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.					$ (0.22)	$ (0.66)